RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS (Details) - Northern Genesis Acquisition Corp II [Member]	Sep. 30, 2021 USD ($) $ / shares
Common stock subject to possible redemption | $ / shares	$ 10.00
Net tangible assets | $	$ 5,000,001